Submission	Jun. 04, 2025
Submission [Line Items]
Central Index Key	0001160106
Registrant Name	Lloyds Banking Group plc
Form Type	F-3
Submission Type	F-3ASR
Fee Exhibit Type	EX-FILING FEES